Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Income tax expense	$ 370	$ 209	$ 554	$ 389	$ 18	$ 7
Income tax in Flow Research S.L.					5
Income tax in special contribution to the defense fund			0		2
Interest income	$ 0	$ 0	$ 0	$ 7	$ 7	$ 12
Defence contribution rate	17.00%	17.00%	30.00%		30.00%
Defence contribution rate for dividends received					17.00%
Applicable tax rate used for reconciliation			12.50%		12.50%
As previously reported
IFRS Statement [Line Items]
Income tax expense					$ 18